INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Natural gas inventory	$ 58	$ 92
Raw materials and other	396	420
Total	$ 454	$ 512